Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Abstract]
Fair value award granted	$ 2,300,000	$ 1,955,000	$ 304,000
Total remuneration	1,238,000	1,185,000	1,090,000
Reimbursement expenses	1,000
Fees and expenses reimbursement	$ 363,000	$ 359,000	$ 337,000
Warrants granted (in Shares)